Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Other Comprehensive Income [Abstract]
Net income	$ 17,914	$ 16,708	$ 17,076
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments, net	10,134	(1,006)	(1,611)
Unrealized gain from derivative instruments, net			9
Unrealized gain (loss) from available-for-sale securities	(4)	(11)	156
(Gain) loss reclassified into earnings from marketable securities	(94)	16
Total other comprehensive (loss), net of tax	10,036	(1,001)	(1,446)
Total comprehensive income	27,950	15,707	15,630
Comprehensive income attributable to redeemable non-controlling interests	4,007	4,211	572
Comprehensive income attributable to non-controlling interests	990	322	208
Comprehensive income attributable to Magic Software Enterprises' shareholders	$ 22,953	$ 11,174	$ 14,850